UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2023
Date of reporting period: October 31, 2023

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)
October 31, 2023
ANNUAL REPORT
The Equity Specialists

DAVIS NEW YORK VENTURE FUND, INC.
DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Global Fund and Davis International Fund (the “Funds”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.
Shares of the Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.
Portfolio Proxy Voting Policies and Procedures
The Board of Directors has directed Davis Selected Advisers, L.P. (“Adviser”) to vote the Funds' portfolio securities in conformance with the Adviser’s Proxy Voting Policies and Procedures. A description of these policies and procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments and Monthly Holdings
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Funds' Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. Lists of the Funds' month-end and quarter-end holdings are also available at www.davisfunds.com. They become available on or about the 10th day following each respective time period and remain available on the website until the list is updated for the subsequent period.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Shareholder Letter

Dear Fellow Shareholder,
As stewards of our customers’ savings, the management team and Directors of Davis Global Fund and Davis International Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as Audited financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution. Also included is a list of positions opened and closed.
In addition, we produce a Manager Commentary for each Fund. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on the Funds’ website at www.davisfunds.com or by calling 1-800-279-0279.
We thank you for your continued trust and interest in Davis Global Fund and Davis International Fund.
Sincerely,

Christopher C. Davis	Danton G. Goei
President	Portfolio Manager
December 1, 2023

DAVIS GLOBAL FUND
Management’s Discussion of Fund Performance
Performance Overview
Davis Global Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI” or the “Index”) for the twelve-month period ended October 31, 2023 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 20.78%, versus a 10.50% return for the MSCI.
Index Overview
MSCI
•
Strongest performing sectors1
-
Information Technology (+28%), Communication Services (+28%), and Consumer Discretionary (+13%)
•
Weakest performing sectors
-
Real Estate (-3%), Health Care (-1%), and Utilities (-1%)
Contributors2 to Performance
•
Communication Services - significantly outperformed the Index sector (+93% vs +28%) and overweight (average weighting 13% vs 7%)
-
Meta Platforms3 (+223%) - largest individual contributor
-
Alphabet (+32%)
•
Financials - outperformed the Index sector (+15% vs +6%)
-
Danske Bank (+51%), Ping An Insurance (+35%), and Julius Baer Group (+28%)
•
Industrials - outperformed the Index sector (+40% vs +11%)
•
Consumer Discretionary and Information Technology holdings
-
Amazon.com (+30%), Prosus (+40%), and Alibaba (+50%)
-
Alibaba - no longer a Fund holding
-
Applied Materials (+51%) and Hollysys Automation Technologies (+29%)
•
No exposure in Energy or Utilities and underweight in Health Care (average weighting 5% vs 12%), Consumer Staples (average weighting 1% vs 7%), and Real Estate (average weighting less than 1% vs 2%), the five weakest performing sectors of the Index
Detractors from Performance
•
Information Technology - underperformed the Index sector (+24% vs +28%) and underweight (average weighting 10% vs 21%)
-
Clear Secure (-37%)
•
Significantly overweight in Financials sector - (average weighting 41% vs 16%)
-
Wells Fargo (-11%) and Bank of N.T. Butterfield (-22%)
•
Health Care - underperformed the Index sector (-5% vs -1%)
-
Viatris (-8%)
•
Consumer Discretionary holdings
-
JD.com (-31%) - largest individual detractor
-
MGM Resorts (-19%), Meituan (-11%), and Delivery Hero (-23%)
-
MGM Resorts - purchased in July
•
Other individual holdings
-
Darling Ingredients (-44%) and IAC (-13%)

Davis Global Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Global Fund’s principal risks are: stock market risk, common stock risk, foreign country risk, China risk-generally, headline risk, depositary receipts risk, foreign currency risk, exposure to industry or sector risk, emerging market risk, large-capitalization companies risk, manager risk, fees and expenses risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2023, unless otherwise noted.
1 The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
2 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS GLOBAL FUND
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis Global Fund Class A versus the Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
over 10 years for an investment made on October 31, 2013

MSCI ACWI®
DGF-A*
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
10/31/13
10/31/14
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
MSCI ACWI® $19,322
DGF-A* $16,897

Average Annual Total Return for periods ended October 31, 2023

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	20.78%	4.37%	5.90%	6.50%	12/22/04	0.95%	0.95%
Class A - with sales charge*	15.04%	3.36%	5.39%	6.23%	12/22/04	0.95%	0.95%
Class C **	18.85%	3.56%	5.22%	6.05%	12/22/04	1.75%	1.75%
Class Y	21.08%	4.62%	6.16%	4.09%	07/25/07	0.71%	0.71%
MSCI ACWI®***	10.50%	7.47%	6.80%	6.52%
The Fund’s performance benefited from IPO purchases in 2013 and 2014. After purchase, the IPOs rapidly increased in value. Davis Advisors purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.
The MSCI ACWI® is a free float- adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Average Annual Total Return for periods ended September 30, 2023

Class A Shares	1-Year	5-Year	10-Year
With sales charge*	18.47%	1.59%	5.91%
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from 12/22/04.

DAVIS INTERNATIONAL FUND
Management’s Discussion of Fund Performance
Performance Overview
Davis International Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the twelve-month period ended October 31, 2023 (the “period”). The Fund’s Class A shares delivered a total return on net asset value of 18.83%, versus a 12.07% return for the MSCI.
Index Overview
MSCI
•
Strongest performing sectors1
-
Information Technology (+21%), Consumer Discretionary (+19%), and Energy (+14%)
•
Weakest performing sectors
-
Real Estate (+5%), Health Care (+6%), and Consumer Staples (+7%)
Contributors2 to Performance
•
Financials - outperformed the Index sector (+18% vs +13%)
-
Danske Bank3 (+51%) - largest individual contributor
-
Ping An Insurance (+35%) and Julius Baer Group (+28%)
•
Information Technology - outperformed the Index sector (+30% vs +21%) and overweight (average weighting 14% vs 11%)
-
Tokyo Electron (+51%), Samsung Electronics (+21%), and Hollysys Automation Technologies (+29%)
•
Industrials - outperformed the Index sector (+37% vs +14%)
•
Overweight in stronger performing Consumer Discretionary sector (average weighting 27% vs 12%)
-
Naspers (+50%), Prosus (+40%), and Alibaba (+30%)
•
Individual Communication Services holding
-
iQIYI (+136%) - no longer a Fund holding
•
No exposure in weaker performing Health Care or Consumer Staples sectors
Detractors from Performance
•
Consumer Discretionary - underperformed the Index sector (+10% vs +19%)
-
JD.com (-31%), Meituan (-11%), Delivery Hero (-31%), and Coupang (-2%)
-
Delivery Hero - purchased in April
•
Overweight in Financials sector - (average weighting 43% vs 21%)
-
Bank of N.T. Butterfield (-22%) - largest individual detractor
-
Metro Bank Holdings (-36%) and Noah Holdings (-11%)
•
Individual Real Estate holding
-
KE Holdings (-9%) - purchased in September

Davis International Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis International Fund’s principal risks are: stock market risk, common stock risk, foreign country risk, China risk-generally, headline risk, depositary receipts risk, foreign currency risk, exposure to industry or sector risk, emerging market risk, large-capitalization companies risk, manager risk, fees and expenses risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2023, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2023, unless otherwise noted.
1 The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.
2 A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.
3 Management's Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS INTERNATIONAL FUND
Management’s Discussion of Fund Performance - (Continued)
Comparison of a $10,000 investment in Davis International Fund Class A versus the Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
over 10 years for an investment made on October 31, 2013
Average Annual Total Return for periods ended October 31, 2023

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	18.83%	(1.04)%	0.99%	1.13%	12/29/06	1.09%	1.05%
Class A - with sales charge*	13.19%	(2.00)%	0.50%	0.83%	12/29/06	1.09%	1.05%
Class C **	16.94%	(1.81)%	0.21%	0.51%	12/29/06	1.89%	1.80%
Class Y	19.14%	(0.77)%	1.28%	2.55%	12/31/09	0.74%	0.74%
MSCI ACWI® ex USA***	12.07%	3.46%	2.54%	2.34%
The Fund’s performance benefited from IPO purchases in 2014. After purchase, the IPOs rapidly increased in value. Davis Advisors purchases shares intending to benefit from long-term growth of the underlying company; the rapid appreciation of the IPOs were unusual occurrences.
The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Average Annual Total Return for periods ended September 30, 2023

Class A Shares	1-Year	5-Year	10-Year
With sales charge*	15.68%	(3.34)%	1.08%
*Reflects 4.75% front-end sales charge.
**Includes any applicable contingent deferred sales charge. Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” and “Since Inception” returns for Class C reflect Class A performance for the period after conversion.
***Inception return is from 12/29/06.

DAVIS GLOBAL FUND
Fund Overview
October 31, 2023

Portfolio Composition (% of Fund’s 10/31/23 Net Assets)
Common Stock (Foreign)	54.80%
Common Stock (U.S.)	44.89%
Short-Term Investments	0.00%
Other Assets & Liabilities	0.31%
100.00%

Industry Weightings (% of 10/31/23 Stock Holdings)
	Fund	MSCI ACWI®
Banks	19.41%	6.58%
Financial Services	12.99%	5.86%
Media & Entertainment	12.79%	5.89%
Consumer Discretionary Distribution & Retail	12.31%	4.55%
Information Technology	9.47%	22.07%
Insurance	8.03%	3.26%
Consumer Services	7.01%	2.11%
Health Care	6.15%	11.70%
Materials	3.44%	4.47%
Transportation	2.49%	1.89%
Real Estate Management & Development	1.97%	0.57%
Capital Goods	1.92%	6.90%
Food, Beverage & Tobacco	1.11%	3.79%
Consumer Durables & Apparel	0.91%	1.73%
Energy	–	5.15%
Other	–	13.48%
	100.00%	100.00%

Country Diversification (% of 10/31/23 Stock Holdings)
United States	45.03%
China	18.10%
Denmark	8.40%
South Korea	5.86%
Singapore	4.73%
Switzerland	4.47%
Canada	3.44%
Netherlands	3.42%
Hong Kong	2.81%
Germany	1.38%
South Africa	1.25%
Bermuda	1.01%
United Kingdom	0.10%
100.00%

Top 10 Long-Term Holdings (% of Fund’s 10/31/23 Net Assets)
Danske Bank A/S	8.38%
Meta Platforms, Inc., Class A	7.08%
Ping An Insurance (Group) Co. of China, Ltd. - H	5.21%
Wells Fargo & Co.	5.16%
Capital One Financial Corp.	5.12%
DBS Group Holdings Ltd.	4.71%
Julius Baer Group Ltd.	4.45%
Amazon.com, Inc.	4.31%
Samsung Electronics Co., Ltd.	3.85%
Teck Resources Ltd., Class B	3.43%

DAVIS GLOBAL FUND
Fund Overview - (Continued)
October 31, 2023
New Positions Added (11/01/22-10/31/23)
(Highlighted positions are those greater than 1.50% of the Fund’s 10/31/23 net assets)

Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/23 Net Assets
AGCO Corp.	Capital Goods	10/24/23	0.41%
KE Holdings Inc., Class A, ADR	Real Estate Management & Development	09/20/23	1.97%
MGM Resorts International	Consumer Services	07/07/23	2.78%
Quest Diagnostics Inc.	Health Care Equipment & Services	10/03/23	1.39%
Positions Closed (11/01/22-10/31/23)
(Gains and losses greater than $3,500,000 are highlighted)

Security	Industry	Date of Final Sale	Realized Gain (Loss)
Alibaba Group Holding Ltd.	Consumer Discretionary Distribution & Retail	02/22/23	$ (3,288,698)
Alibaba Group Holding Ltd., ADR	Consumer Discretionary Distribution & Retail	02/22/23	150,514
Atlanta Braves Holdings, Inc. Series C	Media & Entertainment	07/25/23	99,821
China Index Holdings Ltd., Class A, ADR	Commercial & Professional Services	12/12/22	(749,759)
Intel Corp.	Semiconductors & Semiconductor Equipment	08/03/23	(3,988,870)
iQIYI, Inc., Class A, ADR	Media & Entertainment	06/15/23	(7,025,582)
Liberty Media Corp., Liberty Live, Series A	Media & Entertainment	08/08/23	96,018
Liberty Media Corp., Liberty Live, Series C	Media & Entertainment	08/08/23	67,032
Vimeo, Inc.	Media & Entertainment	11/11/22	(8,396,770)

DAVIS INTERNATIONAL FUND
Fund Overview
October 31, 2023

Portfolio Composition (% of Fund’s 10/31/23 Net Assets)
Common Stock (Foreign)	96.89%
Common Stock (U.S.)	2.49%
Short-Term Investments	0.38%
Other Assets & Liabilities	0.24%
100.00%

Industry Weightings (% of 10/31/23 Stock Holdings)
	Fund	MSCI ACWI® ex USA
Banks	23.17%	12.80%
Information Technology	16.77%	11.51%
Consumer Discretionary Distribution & Retail	15.90%	2.75%
Insurance	11.77%	4.85%
Financial Services	6.81%	3.54%
Capital Goods	6.47%	8.87%
Consumer Services	6.43%	2.05%
Materials	4.15%	7.79%
Transportation	3.44%	2.49%
Consumer Durables & Apparel	3.12%	3.20%
Real Estate Management & Development	1.97%	1.25%
Health Care	–	9.54%
Energy	–	6.12%
Food, Beverage & Tobacco	–	4.94%
Automobiles & Components	–	3.76%
Other	–	14.54%
	100.00%	100.00%

Country Diversification (% of 10/31/23 Stock Holdings)
China	26.49%
South Korea	11.67%
Denmark	10.06%
Singapore	7.76%
Switzerland	6.27%
Hong Kong	6.22%
South Africa	5.04%
Netherlands	4.81%
Canada	4.15%
Japan	4.12%
France	3.97%
Bermuda	3.46%
United States	2.50%
Norway	1.73%
Germany	1.59%
United Kingdom	0.16%
100.00%

Top 10 Long-Term Holdings (% of Fund’s 10/31/23 Net Assets)
Danske Bank A/S	10.00%
DBS Group Holdings Ltd.	7.71%
Samsung Electronics Co., Ltd.	7.25%
Julius Baer Group Ltd.	6.24%
AIA Group Ltd.	6.18%
Ping An Insurance (Group) Co. of China, Ltd. - H	5.52%
Hollysys Automation Technologies Ltd.	5.33%
Naspers Ltd. - N	5.01%
Meituan, Class B	4.81%
Prosus N.V., Class N	4.78%

DAVIS INTERNATIONAL FUND
Fund Overview - (Continued)
October 31, 2023
New Positions Added (11/01/22-10/31/23)
(Highlighted positions are those greater than 2.00% of the Fund’s 10/31/23 net assets)

Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/23 Net Assets
Baidu, Inc., Class A, ADR	Media & Entertainment	01/05/23	–
Delivery Hero SE	Consumer Services	04/21/23	1.58%
Ferguson plc	Capital Goods	11/08/22	2.49%
KE Holdings Inc., Class A, ADR	Real Estate Management & Development	09/20/23	1.96%
Positions Closed (11/01/22-10/31/23)
(Gains and losses greater than $3,000,000 are highlighted)

Security	Industry	Date of Final Sale	Realized Gain (Loss)
Baidu, Inc., Class A, ADR	Media & Entertainment	06/15/23	$271,921
China Index Holdings Ltd., Class A, ADR	Commercial & Professional Services	12/12/22	(1,521,756)
iQIYI, Inc., Class A, ADR	Media & Entertainment	09/22/23	(4,915,518)

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchases, contingent deferred sales charges on redemptions, and short-term trading fees, if any; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for each class is for the six-month period ended October 31, 2023.
Actual Expenses
The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.
Hypothetical Example for Comparison Purposes
The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads) or redemption fees. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During Period* (05/01/23-10/31/23)

Davis Global Fund
Class A (annualized expense ratio 0.95%**)
Actual	$1,000.00	$968.64	$4.71
Hypothetical	$1,000.00	$1,020.42	$4.84
Class C (annualized expense ratio 1.75%**)
Actual	$1,000.00	$965.37	$8.67
Hypothetical	$1,000.00	$1,016.38	$8.89
Class Y (annualized expense ratio 0.70%**)
Actual	$1,000.00	$970.10	$3.48
Hypothetical	$1,000.00	$1,021.68	$3.57

Davis International Fund
Class A (annualized expense ratio 1.05%**)
Actual	$1,000.00	$920.59	$5.08
Hypothetical	$1,000.00	$1,019.91	$5.35
Class C (annualized expense ratio 1.80%**)
Actual	$1,000.00	$917.67	$8.70
Hypothetical	$1,000.00	$1,016.13	$9.15
Class Y (annualized expense ratio 0.75%**)
Actual	$1,000.00	$921.57	$3.63
Hypothetical	$1,000.00	$1,021.42	$3.82
Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS GLOBAL FUND
Schedule of Investments
October 31, 2023

	Shares	Value (Note 1)
COMMON STOCK – (99.69%)
COMMUNICATION SERVICES – (12.75%)
Media & Entertainment – (12.75%)
Alphabet Inc., Class C *	137,370	$17,212,461
ASAC II L.P. *(a)(b)(c)	35,352	37,208
IAC Inc. *	148,960	6,338,248
Liberty Media Corp., Liberty Formula One, Series A *	164,320	9,456,616
Liberty Media Corp., Liberty Formula One, Series C *	93,415	6,043,016
Meta Platforms, Inc., Class A *	161,980	48,799,715
Total Communication Services		87,887,264
CONSUMER DISCRETIONARY – (20.17%)
Consumer Discretionary Distribution & Retail – (12.28%)
Amazon.com, Inc. *	223,340	29,724,321
Coupang, Inc., Class A (South Korea) *	439,770	7,476,090
JD.com, Inc., Class A (China)	62,430	796,206
JD.com, Inc., Class A, ADR (China)	571,545	14,528,674
Naspers Ltd. - N (South Africa)	55,111	8,602,875
Prosus N.V., Class N (Netherlands)	840,367	23,501,360
		84,629,526
Consumer Durables & Apparel – (0.90%)
Fila Holdings Corp. (South Korea)	235,470	6,233,055
Consumer Services – (6.99%)
Delivery Hero SE (Germany) *	373,030	9,461,035
Meituan, Class B (China) *	1,381,629	19,527,576
MGM Resorts International *	549,420	19,185,746
		48,174,357
Total Consumer Discretionary		139,036,938
CONSUMER STAPLES – (1.10%)
Food, Beverage & Tobacco – (1.10%)
Darling Ingredients Inc. *	171,960	7,616,108
Total Consumer Staples		7,616,108
FINANCIALS – (40.31%)
Banks – (19.35%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	273,760	6,915,178
Danske Bank A/S (Denmark)	2,465,390	57,757,320
DBS Group Holdings Ltd. (Singapore)	1,354,194	32,491,161
Metro Bank Holdings PLC (United Kingdom) *	1,365,032	713,425
Wells Fargo & Co.	893,590	35,538,074
		133,415,158
Financial Services – (12.95%)
Capital Markets – (4.64%)
Julius Baer Group Ltd. (Switzerland)	521,050	30,702,226
Noah Holdings Ltd., Class A, ADS (China)	110,890	1,268,582
		31,970,808
Consumer Finance – (5.12%)
Capital One Financial Corp.	348,750	35,324,887
Financial Services – (3.19%)
Berkshire Hathaway Inc., Class B *	64,500	22,015,785
		89,311,480
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (8.01%)
Life & Health Insurance – (8.01%)
AIA Group Ltd. (Hong Kong)	2,226,780	$19,307,629
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	7,006,500	35,904,367
		55,211,996
Total Financials		277,938,634
HEALTH CARE – (6.13%)
Health Care Equipment & Services – (3.22%)
Cigna Group	40,880	12,640,096
Quest Diagnostics Inc.	73,540	9,567,554
		22,207,650
Pharmaceuticals, Biotechnology & Life Sciences – (2.91%)
Viatris Inc.	2,254,350	20,063,715
Total Health Care		42,271,365
INDUSTRIALS – (4.39%)
Capital Goods – (1.91%)
AGCO Corp.	24,820	2,845,861
Owens Corning	91,340	10,355,216
		13,201,077
Transportation – (2.48%)
DiDi Global Inc., Class A, ADS (China) *	5,041,678	17,091,289
Total Industrials		30,292,366
INFORMATION TECHNOLOGY – (9.44%)
Semiconductors & Semiconductor Equipment – (2.06%)
Applied Materials, Inc.	107,170	14,183,950
Software & Services – (0.37%)
Clear Secure, Inc., Class A	150,710	2,534,942
Technology Hardware & Equipment – (7.01%)
Hollysys Automation Technologies Ltd. (China) *	1,061,171	21,764,617
Samsung Electronics Co., Ltd. (South Korea)	536,800	26,590,589
		48,355,206
Total Information Technology		65,074,098
MATERIALS – (3.43%)
Teck Resources Ltd., Class B (Canada)	669,160	23,648,114
Total Materials		23,648,114
REAL ESTATE – (1.97%)
Real Estate Management & Development – (1.97%)
KE Holdings Inc., Class A, ADR (China) *	921,210	13,550,999
Total Real Estate		13,550,999
TOTAL COMMON STOCK – (Identified cost $594,093,083)		687,315,886

DAVIS GLOBAL FUND
Schedule of Investments - (Continued)
October 31, 2023

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.00%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (d)	$12,000	$12,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (e)	8,000	8,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $20,000)		20,000
Total Investments – (99.69%) – (Identified cost $594,113,083)		687,335,886
Other Assets Less Liabilities – (0.31%)		2,135,030
Net Assets – (100.00%)		$689,470,916

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.
(d)	Dated 10/31/23, repurchase value of $12,002 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-3.875%, 04/30/25-09/01/42, total market value $12,240).
(e)	Dated 10/31/23, repurchase value of $8,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 11/15/23-09/20/73, total market value $8,160).
See Notes to Financial Statements

DAVIS INTERNATIONAL FUND
Schedule of Investments
October 31, 2023

	Shares	Value (Note 1)
COMMON STOCK – (99.38%)
CONSUMER DISCRETIONARY – (25.29%)
Consumer Discretionary Distribution & Retail – (15.80%)
Alibaba Group Holding Ltd., ADR (China) *	30,910	$2,551,311
Coupang, Inc., Class A (South Korea) *	104,830	1,782,110
JD.com, Inc., Class A, ADR (China)	169,450	4,307,419
Naspers Ltd. - N (South Africa)	46,090	7,194,689
Prosus N.V., Class N (Netherlands)	245,470	6,864,714
		22,700,243
Consumer Durables & Apparel – (3.10%)
Fila Holdings Corp. (South Korea)	168,520	4,460,842
Consumer Services – (6.39%)
Delivery Hero SE (Germany) *	89,540	2,270,973
Meituan, Class B (China) *	488,411	6,903,071
		9,174,044
Total Consumer Discretionary		36,335,129
FINANCIALS – (41.49%)
Banks – (23.02%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	195,390	4,935,551
Danske Bank A/S (Denmark)	613,570	14,374,261
DBS Group Holdings Ltd. (Singapore)	461,710	11,077,803
DNB Bank ASA (Norway)	136,922	2,467,328
Metro Bank Holdings PLC (United Kingdom) *	434,930	227,313
		33,082,256
Financial Services – (6.77%)
Capital Markets – (6.77%)
Julius Baer Group Ltd. (Switzerland)	152,080	8,961,126
Noah Holdings Ltd., Class A, ADS (China)	66,680	762,819
		9,723,945
Insurance – (11.70%)
Life & Health Insurance – (11.70%)
AIA Group Ltd. (Hong Kong)	1,024,500	8,883,080
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,546,000	7,922,380
		16,805,460
Total Financials		59,611,661
INDUSTRIALS – (9.85%)
Capital Goods – (6.43%)
Ferguson plc	23,790	3,573,258
Schneider Electric SE (France)	36,950	5,668,255
		9,241,513
Transportation – (3.42%)
DiDi Global Inc., Class A, ADS (China) *	1,450,206	4,916,198
Total Industrials		14,157,711
INFORMATION TECHNOLOGY – (16.67%)
Semiconductors & Semiconductor Equipment – (4.09%)
Tokyo Electron Ltd. (Japan)	45,110	5,879,255
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (12.58%)
Hollysys Automation Technologies Ltd. (China) *	373,036	$7,650,968
Samsung Electronics Co., Ltd. (South Korea)	210,340	10,419,271
		18,070,239
Total Information Technology		23,949,494
MATERIALS – (4.12%)
Teck Resources Ltd., Class B (Canada)	167,710	5,926,871
Total Materials		5,926,871
REAL ESTATE – (1.96%)
Real Estate Management & Development – (1.96%)
KE Holdings Inc., Class A, ADR (China) *	191,280	2,813,729
Total Real Estate		2,813,729
TOTAL COMMON STOCK – (Identified cost $137,915,656)		142,794,595

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.38%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (a)	$324,000	$324,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 11/01/23 (b)	227,000	227,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $551,000)		551,000
Total Investments – (99.76%) – (Identified cost $138,466,656)		143,345,595
Other Assets Less Liabilities – (0.24%)		341,635
Net Assets – (100.00%)		$143,687,230

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 10/31/23, repurchase value of $324,048 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.50%-5.00%, 04/30/25-03/01/62, total market value $330,480).
(b)
Dated 10/31/23, repurchase value of $227,033 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 11/15/23-09/20/73, total market value $231,540).

See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Assets and Liabilities
At October 31, 2023

	Davis Global Fund	Davis International Fund

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$687,335,886	$143,345,595
Cash	838	205
Receivables:
Capital stock sold	426,140	99,955
Dividends and interest	1,239,475	558,387
Investment securities sold	3,253,737	67,746
Prepaid expenses	40,411	9,263
Due from Adviser	–	1,064
Total assets	692,296,487	144,082,215

LIABILITIES:
Payables:
Capital stock redeemed	1,618,058	161,822
Investment securities purchased	407,619	–
Accrued audit fees	24,454	20,607
Accrued custodian fees	204,000	69,800
Accrued distribution and service plan fees	68,718	6,941
Accrued investment advisory fees	351,214	73,511
Accrued registration and filing fees	40,000	34,800
Other accrued expenses	111,508	27,504
Total liabilities	2,825,571	394,985

NET ASSETS	$689,470,916	$143,687,230

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$1,530,439	$728,668

Additional paid-in capital	629,264,710	212,106,258

Distributable earnings (losses)	58,675,767	(69,147,696)
Net Assets	$689,470,916	$143,687,230

*Including:
Cost of investments	$594,113,083	$138,466,656

CLASS A SHARES:
Net assets	$156,274,074	$16,730,468
Shares outstanding	6,928,829	1,677,566
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$22.55	$9.97
Maximum offering price per share (100/95.25 of net asset value)†	$23.67	$10.47

CLASS C SHARES:
Net assets	$40,048,270	$4,300,283
Shares outstanding	1,968,185	470,572
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$20.35	$9.14

CLASS Y SHARES:
Net assets	$493,148,572	$122,656,479
Shares outstanding	21,711,775	12,425,220
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$22.71	$9.87

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Operations
For the year ended October 31, 2023

	Davis Global Fund	Davis International Fund
INVESTMENT INCOME:
Income:
Dividends*	$15,021,771	$4,042,586
Interest	256,357	72,431
Net securities lending fees	–	7,585
Total income	15,278,128	4,122,602

Expenses:
Investment advisory fees (Note 3)	4,163,006	914,601
Custodian fees	325,578	106,921
Transfer agent fees:
Class A	160,464	37,672
Class C	59,449	10,055
Class Y	407,166	56,956
Audit fees	32,604	27,474
Legal fees	9,145	2,010
Accounting fees (Note 3)	46,664	9,002
Reports to shareholders	37,184	8,447
Directors’ fees and expenses	53,718	14,388
Registration and filing fees	48,859	46,006
Miscellaneous	63,355	29,543
Distribution and service plan fees (Note 3):
Class A	368,427	38,733
Class C	512,513	51,034
Total expenses	6,288,132	1,352,842
Reimbursement/waiver of expenses by Adviser (Note 3):
Class A	–	(7,180)
Class C	–	(4,780)
Net expenses	6,288,132	1,340,882
Net investment income	8,989,996	2,781,720

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	19,094,344	(3,526,702)
Foreign currency transactions	31,012	(5,139)
Net realized gain (loss)	19,125,356	(3,531,841)
Net change in unrealized appreciation (depreciation)	113,548,120	28,612,752
Net realized and unrealized gain on investments and foreign currency transactions	132,673,476	25,080,911
Net increase in net assets resulting from operations	$141,663,472	$27,862,631

*Net of foreign taxes withheld of	$1,119,454	$406,727
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Changes in Net Assets
For the year ended October 31, 2023

	Davis Global Fund	Davis International Fund

OPERATIONS:
Net investment income	$8,989,996	$2,781,720

Net realized gain (loss) from investments and foreign currency transactions	19,125,356	(3,531,841)

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	113,548,120	28,612,752
Net increase in net assets resulting from operations	141,663,472	27,862,631

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class Y	(691,539)	(281,016)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class A	(11,952,256)	(2,905,815)
Class C	(20,618,416)	(441,620)
Class Y	(94,701,832)	(20,202,386)

Total increase in net assets	13,699,429	4,031,794

NET ASSETS:
Beginning of year	675,771,487	139,655,436
End of year	$689,470,916	$143,687,230
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Changes in Net Assets
For the year ended October 31, 2022

	Davis Global Fund	Davis International Fund

OPERATIONS:
Net investment income	$8,100,764	$3,066,801

Net realized loss from investments and foreign currency transactions	(49,439,323)	(27,516,957)

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(312,082,164)	(66,799,745)
Net decrease in net assets resulting from operations	(353,420,723)	(91,249,901)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(22,793,376)	(534,649)
Class C	(9,831,053)	(32,683)
Class Y	(91,980,192)	(4,874,300)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class A	(3,004,203)	(17,197,805)
Class C	(13,419,277)	(2,067,676)
Class Y	(98,625,983)	(105,842,324)

Total decrease in net assets	(593,074,807)	(221,799,338)

NET ASSETS:
Beginning of year	1,268,846,294	361,454,774
End of year	$675,771,487	$139,655,436
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements
October 31, 2023

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Davis New York Venture Fund, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company operates as a series issuing shares including the following two funds (collectively “Funds”):
Davis Global Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale.
Davis International Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 29, 2006, and until January 1, 2010, shares of the Fund were not available for public sale.
Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.
Prior to being available for public sale, only the directors, officers, and employees of the Funds or their investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase the Funds’ shares.
The Funds follow the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 8 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses are recorded on the accrual basis and those directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. Each Fund assesses a 2% short-term trading fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which is retained by each Fund, is accounted for as an addition to paid-in capital. Effective February 29, 2024, the short term trading fee for each Fund is eliminated. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation - The Funds' Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation - (Continued)
consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds' investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.
The following is a summary of the inputs used as of October 31, 2023 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global Fund	Davis International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$87,850,056	$–
Consumer Discretionary	139,036,938	36,335,129
Consumer Staples	7,616,108	–
Financials	277,938,634	59,611,661
Health Care	42,271,365	–
Industrials	30,292,366	14,157,711
Information Technology	65,074,098	23,949,494
Materials	23,648,114	5,926,871
Real Estate	13,550,999	2,813,729
Total Level 1	687,278,678	142,794,595
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	20,000	551,000
Total Level 2	20,000	551,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	37,208	–
Total Level 3	37,208	–
Total Investments	$687,335,886	$143,345,595
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended October 31, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at October 31, 2023 was $2,563 for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)

	Beginning Balance at November 1, 2022	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at October 31, 2023
Davis Global Fund
Investments in Securities:
Common Stock	$34,645	$–	$–	$2,563	$–	$–	$–	$37,208
Total Level 3	$34,645	$–	$–	$2,563	$–	$–	$–	$37,208
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at October 31, 2023	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$37,208	Discounted Cash Flow	Annualized Yield	6.507%	Decrease
Total Level 3	$37,208
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the year ended October 31, 2023, there were no forward currency contracts entered into by the Funds.
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Income Taxes  - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years and concluded that as of October 31, 2023, no provision for income tax is required in the Funds' financial statements related to these tax positions. The Funds' federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2020.
Capital losses will be carried forward to future years if not offset by gains. At October 31, 2023, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Global Fund	Davis International Fund
Character
Short-term	$31,251,275	$40,022,284
Long-term	617,582	30,846,404
Total	$31,868,857	$70,868,688

Utilized during year ended October 31, 2023	$19,104,492	$–
Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.
At October 31, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global Fund	Davis International Fund
Cost	$605,038,671	$144,190,980

Unrealized appreciation	177,325,086	23,612,160
Unrealized depreciation	(95,027,871)	(24,457,545)
Net unrealized appreciation (depreciation)	$82,297,215	$(845,385)
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, net operating losses,  corporate actions, partnership income, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2023
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Dividends and Distributions to Shareholders - (Continued)
The tax character of distributions paid during the years ended October 31, 2023 and 2022 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Davis Global Fund
2023	$691,539	$–	$691,539
2022	12,019,848	112,584,773	124,604,621
Davis International Fund
2023	281,016	–	281,016
2022	5,441,632	–	5,441,632
As of October 31, 2023, the components of distributable earnings (losses) on a tax basis were as follows:

	Davis Global Fund	Davis International Fund

Undistributed ordinary income	$8,340,643	$2,603,649

Accumulated net realized losses from investments	(31,868,857)	(70,868,688)

Net unrealized appreciation (depreciation) on investments and foreign currency transactions	82,265,627	(866,008)

Other temporary differences	(61,646)	(16,649)
Total	$58,675,767	$(69,147,696)
Indemnification - Under the Funds' organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended October 31, 2023 were as follows:

	Davis Global Fund	Davis International Fund
Cost of purchases	$122,289,545	$17,229,910
Proceeds from sales	235,658,036	37,339,954

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2023
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of October 31, 2023, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis International Fund
58%
Investment activities of this shareholder could have a material impact on the Fund.
Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.05%; Class C shares, 1.80%; and Class Y shares, 0.80%). The Adviser is obligated to continue the expense cap through March 1, 2024. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds. During the year ended October 31, 2023, such reimbursements for Class A and Class C of Davis International Fund amounted to $7,180 and $4,780, respectively.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Year ended October 31, 2023
	Davis Global Fund	Davis International Fund
Transfer agent fees paid to Adviser	$37,174	$12,175
Accounting fees paid to Adviser	46,664	9,002
Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

	Year ended October 31, 2023
	Davis Global Fund	Davis International Fund
Distribution fees:
Class C	$384,385	$38,276

Service fees:
Class A	368,427	38,733
Class C	128,128	12,758

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2023
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.
The Distributor received commissions earned on sales of Class A shares of the Funds of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds are re-allowed to qualified selling dealers.

	Year ended October 31, 2023
	Davis Global Fund	Davis International Fund
Class A commissions retained by the Distributor	$2,402	$451
Class A commissions re-allowed to investment dealers	14,107	2,559
Total commissions earned on sales of Class A	$16,509	$3,010

Class C commission advances by the Distributor	$10,019	$1,990

Class C CDSCs received by the Distributor	1,344	2
NOTE 4 - CAPITAL STOCK
At October 31, 2023, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 275 million shares are designated to Davis Global Fund and 250 million shares are designated to Davis International Fund. Transactions in capital stock were as follows:

		Year ended October 31, 2023
		Sold	Reinvestment of Distributions	Redeemed*	Net Decrease
Davis Global Fund
Shares:	Class A	956,703	–	(1,492,569)	(535,866)
	Class C	90,919	–	(1,079,679)	(988,760)
	Class Y	2,038,996	29,276	(6,247,734)	(4,179,462)
Value:	Class A	$21,861,470	$–	$(33,813,726)	$(11,952,256)
	Class C	1,825,599	–	(22,444,015)	(20,618,416)
	Class Y	47,023,574	639,396	(142,364,802)	(94,701,832)
Davis International Fund
Shares:	Class A	310,705	–	(614,361)	(303,656)
	Class C	98,304	–	(139,395)	(41,091)
	Class Y	1,462,667	26,790	(3,409,260)	(1,919,803)
Value:	Class A	$3,520,551	$–	$(6,426,366)	$(2,905,815)
	Class C	941,813	–	(1,383,433)	(441,620)
	Class Y	15,935,212	280,491	(36,418,089)	(20,202,386)

*
Davis Global Fund: net of redemption fees amounting to $103, $40, and $3,429, for Class A, Class C, and Class Y, respectively.
Davis International Fund: net of redemption fees amounting to $100 and $2,025 for Class A and Class Y, respectively.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
October 31, 2023
NOTE 4 - CAPITAL STOCK – (CONTINUED)

		Year ended October 31, 2022
		Sold	Reinvestment of Distributions	Redeemed*	Net Decrease
Davis Global Fund
Shares:	Class A	998,488	775,170	(2,020,200)	(246,542)
	Class C	148,144	402,551	(1,269,529)	(718,834)
	Class Y	5,322,628	3,174,114	(13,423,508)	(4,926,766)
Value:	Class A	$23,620,223	$20,224,162	$(46,848,588)	$(3,004,203)
	Class C	3,243,984	9,616,939	(26,280,200)	(13,419,277)
	Class Y	123,247,725	83,098,299	(304,972,007)	(98,625,983)
Davis International Fund
Shares:	Class A	308,888	41,888	(1,903,786)	(1,553,010)
	Class C	72,053	2,922	(285,238)	(210,263)
	Class Y	2,165,562	405,636	(12,869,444)	(10,298,246)
Value:	Class A	$3,524,443	$503,908	$(21,226,156)	$(17,197,805)
	Class C	687,683	32,668	(2,788,027)	(2,067,676)
	Class Y	24,346,823	4,814,895	(135,004,042)	(105,842,324)

*
Davis Global Fund: net of redemption fees amounting to $263, $1,812, and $16,703, for Class A, Class C, and Class Y, respectively.
Davis International Fund: net of redemption fees amounting to $6,553, $386, and $1,101, for Class A, Class C, and Class Y, respectively.

NOTE 5 - SECURITIES LOANED
The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of October 31, 2023, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Davis Global Fund amounted to $37,208 or 0.01% of the Fund’s net assets as of October 31, 2023. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of October 31, 2023
Davis Global Fund	ASAC II L.P.	10/10/13	35,352	$1.0000	$1.0525

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Global Fund Class A:
Year ended October 31, 2023	$18.67	$0.25	$3.63	$3.88
Year ended October 31, 2022	$30.16	$0.17	$(8.68)	$(8.51)
Year ended October 31, 2021	$26.13	$0.04	$4.07	$4.11
Year ended October 31, 2020	$23.09	$(0.02)	$3.52	$3.50
Year ended October 31, 2019	$22.56	$0.05	$2.24	$2.29
Davis Global Fund Class C:
Year ended October 31, 2023	$16.98	$0.06	$3.31	$3.37
Year ended October 31, 2022	$27.64	$(0.01)	$(7.92)	$(7.93)
Year ended October 31, 2021	$24.16	$(0.19)	$3.75	$3.56
Year ended October 31, 2020	$21.36	$(0.18)	$3.26	$3.08
Year ended October 31, 2019	$21.10	$(0.11)	$2.08	$1.97
Davis Global Fund Class Y:
Year ended October 31, 2023	$18.78	$0.30	$3.66	$3.96
Year ended October 31, 2022	$30.33	$0.23	$(8.73)	$(8.50)
Year ended October 31, 2021	$26.25	$0.11	$4.07	$4.18
Year ended October 31, 2020	$23.19	$0.04	$3.55	$3.59
Year ended October 31, 2019	$22.67	$0.10	$2.25	$2.35
Davis International Fund Class A:
Year ended October 31, 2023	$8.39	$0.15	$1.43	$1.58
Year ended October 31, 2022	$12.64	$0.12	$(4.21)	$(4.09)
Year ended October 31, 2021	$13.78	$0.06	$(1.20)	$(1.14)
Year ended October 31, 2020	$11.82	$(0.03)	$2.40	$2.37
Year ended October 31, 2019	$11.28	$0.05	$0.75	$0.80
Davis International Fund Class C:
Year ended October 31, 2023	$7.75	$0.07	$1.32	$1.39
Year ended October 31, 2022	$11.65	$0.04	$(3.89)	$(3.85)
Year ended October 31, 2021	$12.80	$(0.05)	$(1.10)	$(1.15)
Year ended October 31, 2020	$10.99	$(0.13)	$2.24	$2.11
Year ended October 31, 2019	$10.52	$(0.03)	$0.69	$0.66
Davis International Fund Class Y:
Year ended October 31, 2023	$8.30	$0.19	$1.40	$1.59
Year ended October 31, 2022	$12.51	$0.15	$(4.16)	$(4.01)
Year ended October 31, 2021	$13.61	$0.10	$(1.19)	$(1.09)
Year ended October 31, 2020	$11.68	$–[e]	$2.37	$2.37
Year ended October 31, 2019	$11.16	$0.09	$0.73	$0.82

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$–	$–	$–	$–	$22.55	20.78%	$156,274	0.95%	0.95%	1.07%	16%
$(0.26)	$(2.72)	$–	$(2.98)	$18.67	(31.04)%	$139,361	0.96%	0.96%	0.73%	19%
$–	$(0.08)	$–	$(0.08)	$30.16	15.75%	$232,565	0.92%	0.92%	0.11%	35%
$(0.46)	$–	$–	$(0.46)	$26.13	15.38%	$201,247	0.92%	0.92%	(0.06)%	24%
$(0.05)	$(1.71)	$–	$(1.76)	$23.09	11.35%	$194,163	0.98%	0.98%	0.19%	15%

$–	$–	$–	$–	$20.35	19.85%	$40,048	1.75%	1.75%	0.27%	16%
$(0.01)	$(2.72)	$–	$(2.73)	$16.98	(31.56)%	$50,203	1.74%	1.74%	(0.05)%	19%
$–	$(0.08)	$–	$(0.08)	$27.64	14.75%	$101,611	1.70%	1.70%	(0.67)%	35%
$(0.28)	$–	$–	$(0.28)	$24.16	14.53%	$102,878	1.70%	1.70%	(0.84)%	24%
$–	$(1.71)	$–	$(1.71)	$21.36	10.51%	$120,247	1.72%	1.72%	(0.55)%	15%

$(0.03)	$–	$–	$(0.03)	$22.71	21.08%	$493,149	0.71%	0.71%	1.31%	16%
$(0.33)	$(2.72)	$–	$(3.05)	$18.78	(30.87)%	$486,207	0.72%	0.72%	0.97%	19%
$(0.02)	$(0.08)	$–	$(0.10)	$30.33	15.95%	$934,670	0.69%	0.69%	0.34%	35%
$(0.53)	$–	$–	$(0.53)	$26.25	15.70%	$787,191	0.69%	0.69%	0.17%	24%
$(0.12)	$(1.71)	$–	$(1.83)	$23.19	11.61%	$693,446	0.71%	0.71%	0.46%	15%

$–	$–	$–	$–	$9.97	18.83%	$16,730	1.09%	1.05%	1.43%	11%
$(0.16)	$–	$–	$(0.16)	$8.39	(32.72)%	$16,632	1.13%	1.05%	1.13%	5%
$–	$–	$–	$–	$12.64	(8.27)%	$44,687	1.00%	1.00%	0.40%	16%
$(0.37)	$(0.04)	$–[e]	$(0.41)	$13.78	20.62%	$38,308	0.98%	0.98%	(0.25)%	20%
$(0.07)	$(0.19)	$–	$(0.26)	$11.82	7.29%	$32,321	0.99%	0.99%	0.48%	14%

$–	$–	$–	$–	$9.14	17.94%	$4,300	1.89%	1.80%	0.68%	11%
$(0.05)	$–	$–	$(0.05)	$7.75	(33.19)%	$3,966	1.94%	1.80%	0.38%	5%
$–	$–	$–	$–	$11.65	(8.98)%	$8,412	1.79%	1.79%	(0.39)%	16%
$(0.26)	$(0.04)	$–[e]	$(0.30)	$12.80	19.58%	$9,892	1.80%	1.80%	(1.07)%	20%
$–	$(0.19)	$–	$(0.19)	$10.99	6.44%	$10,215	1.81%	1.81%	(0.34)%	14%

$(0.02)	$–	$–	$(0.02)	$9.87	19.14%	$122,656	0.74%	0.74%	1.74%	11%
$(0.20)	$–	$–	$(0.20)	$8.30	(32.52)%	$119,058	0.80%	0.80%	1.38%	5%
$(0.01)	$–	$–	$(0.01)	$12.51	(8.02)%	$308,356	0.72%	0.72%	0.68%	16%
$(0.40)	$(0.04)	$–[e]	$(0.44)	$13.61	20.90%	$345,572	0.70%	0.70%	0.03%	20%
$(0.11)	$(0.19)	$–	$(0.30)	$11.68	7.61%	$277,119	0.71%	0.71%	0.76%	14%

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

e	Less than $0.005 per share.
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis New York Venture Fund, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Davis Global Fund and Davis International Fund (each a series of Davis New York Venture Fund, Inc.) (the “Funds”), including the schedules of investments, as of October 31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Fund as of October 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
KPMG LLP
We have served as the auditor of one or more Davis Funds investment companies since 1998.
Minneapolis, Minnesota
December 21, 2023

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Federal Income Tax Information (Unaudited)

In early 2024, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during the calendar year 2023. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.
The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2023 with their 2023 Form 1099-DIV.
The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.
Each Fund designates the following amounts distributed during the fiscal year ended October 31, 2023, if any, as dividends eligible for the corporate dividends-received deduction, qualified dividend income, and long-term capital gain distributions.
	Davis Global Fund	Davis International Fund

Income dividends*	$1,796,535	$640,181
Income qualifying for corporate dividends-received deduction	$724,152 40%	$–
Qualified dividend income	$1,796,535 100%	$640,181 100%

*	Includes foreign tax credit pass-through, if applicable.
Davis Global Fund and Davis International Fund have elected to give the benefit of foreign tax credits to their shareholders, if applicable. Accordingly, shareholders who must report their gross income dividends and distributions in a federal tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction.
Pursuant to Section 853 of the Internal Revenue Code, Davis Global Fund and Davis International Fund designate $1,104,995 and $359,166, respectively, as foreign taxes paid during the year ended October 31, 2023. During the year ended October 31, 2023, Davis Global Fund and Davis International Fund received foreign sourced income in the amounts of $12,055,101 and $4,449,313, respectively. The Funds did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Liquidity Risk Management Program

Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.
The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.
The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Funds' liquidity risk based on a variety of factors including the Funds' (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the funds' net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Funds are currently classified as Funds that primarily hold highly liquid investments. The LRMP includes the classification, no less than monthly, of the Funds' investments into one of four liquidity classifications as provided for in the Liquidity Rule.
At a recent meeting of the Funds' Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2022 through March 31, 2023. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Funds' liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Funds, including liquidity risks presented by the Funds' investment portfolio, is found in the Funds' Prospectus and Statement of Additional Information.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Privacy Notice and Householding

Privacy Notice
While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.
We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.
Householding
The Funds may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of these items to shareholders having the same last name and address on the Funds' records. The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense. If you have a direct account with the Funds and you do not want the mailing of these documents to be combined with those to other members of your household, please contact Davis Funds by phone at 1-800-279-0279. Your instructions will become effective within 30 days of your notice to the Funds.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).
Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships
Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company); Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Chief Executive Officer and Director, Markel Group Inc. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Cable ONE Inc. (cable service provider); Director, The Coca-Cola Company (beverage company).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Director, Fifth Third Bancorp (diversified financial services); Director, Crown Holdings, Inc. (manufacturing company).

Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting of
one portfolio) since 2014; Lead Independent Director,
Graham Holdings Company (educational and media
company); Director, The Coca-Cola Company
(beverage company); Director, Berkshire
Hathaway Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.
Officers
Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.
Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.
Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.
Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Michaela McLoughry (born 03/21/81, Davis Funds officer since 2023). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279
Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197
Overnight Address:
430 West 7th Street, Suite 219197
Kansas City, Missouri 64105-1407
Custodian
State Street Bank and Trust Co.
One Congress Street, Suite 1
Boston, Massachusetts 02114
Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202
Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South 7th Street
Minneapolis, MN 55402

For more information about Davis Global Fund and Davis International Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds' Statement of Additional Information contains additional information about the Funds' Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds' website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds' website at www.davisfunds.com.

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DGFDIF_AR_2023

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board of Directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional    services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends October 31, 2023 and October 31, 2022 were $60,078 and $55,664, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees for fiscal year ends October 31, 2023 and October 31, 2022 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends October 31, 2023 and October 31, 2022 were $19,622 and $19,002, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends October 31, 2023 and October 31, 2022 were $2,350 and $2,350, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2023 and October 31, 2022.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that are not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

(b)	Not Applicable

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11.  CONTROLS AND PROCEDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  EXHIBITS

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 21, 2023

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: December 21, 2023